Summary of Significant Accounting Policies (Details) - Schedule of consolidation of variable interest entity - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)		6 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Variable Interest Entity [Line Items]
Cash			$ 1,347,708	$ 1,781,565
Short-term investments			771,034	2,526,328
Accounts receivable			345,699
Inventories			941,779	1,466,996
Loans due from a third party				12,580,671
Other current assets			846,050	685,955
Investments in equity investees			2,211,335
Property and equipment, net			2,321,377	2,002,108
Deposits for plant, property and equipment			48,684,354	1,006,234
Right of use assets			624,959	1,165,172
Other noncurrent assets			95,656	89,482
Total Assets			58,189,951	23,304,511
Due to BTB	[1]		10,427,766	20,593,791
Other current liabilities			978,010	1,614,750
Total Liabilities			11,405,776	$ 22,208,541
Revenue		$ 1,304,789	3,874,080
Net income (loss)		$ (3,786,006)	$ 377,453

[1]	Payable due to BTB is eliminated upon consolidation.